                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number:                    811-3910

Exact name of registrant as specified in charter:      Voyageur Tax Free Funds

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103

Name and address of agent for service:                 Richelle S. Maestro, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               August 31

Date of reporting period:                              February 28, 2005

Item 1.  Reports to Stockholders

         The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the Delaware Tax-Free Minnesota Fund of the Registrant, information on which is included in the following shareholder reports.





                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
FIXED INCOME                              A member of Lincoln Financial Group(R)


SEMIANNUAL REPORT FEBRUARY 28, 2005
--------------------------------------------------------------------------------
                        DELAWARE TAX-FREE MINNESOTA FUND







[LOGO] POWERED BY RESEARCH.(SM)

TABLE
     OF CONTENTS

-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-----------------------------------------------------------------
SECTOR ALLOCATION                                               2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

     Statements of Net Assets                                   3

     Statements of Operations                                   7

     Statements of Changes in Net Assets                        8

     Financial Highlights                                       9

     Notes to Financial Statements                             12
-----------------------------------------------------------------









     Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

     Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)  2005 Delaware Distributors, L.P.

DISCLOSURE                 For the Period September 1, 2004 to February 28, 2005
     OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES
The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DELAWARE TAX-FREE MINNESOTA FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                   Expenses
                                                           Beginning    Ending                    Paid During
                                                            Account     Account       Annualized    Period
                                                             Value       Value         Expense     9/1/04 to
                                                            9/1/04      2/28/05         Ratio       2/28/04
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,026.40         0.93%      $4.67
Class B                                                     1,000.00    1,022.60         1.68%       8.43
Class C                                                     1,000.00    1,022.50         1.68%       8.42
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,020.18         0.93%      $4.66
Class B                                                     1,000.00    1,016.46         1.68%       8.40
Class C                                                     1,000.00    1,016.46         1.68%       8.40
-------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                                        As of February 28, 2005

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists each Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.


DELAWARE TAX-FREE MINNESOTA FUND
                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                                92.90%
------------------------------------------------------------------------
Airport Revenue Bonds                                           4.04%
City General Obligation Bonds                                   0.93%
Continuing Care/Retirement Revenue Bonds                        2.28%
Corporate Backed Revenue Bonds                                  4.50%
Dedicated Tax & Fees Revenue Bonds                              1.29%
Escrowed to Maturity Bonds                                      0.33%
Higher Education Revenue Bonds                                  4.84%
Hospital Revenue Bonds                                         21.91%
Miscellaneous Revenue Bonds                                     1.65%
Multifamily Housing Revenue Bonds                              10.03%
Municipal Lease Revenue Bonds                                   2.37%
Political Subdivision General Obligation Bonds                  3.02%
Pre-Refunded Bonds                                              3.43%
Public Power Revenue Bonds                                     12.12%
School District General Obligation Bonds                        7.88%
Single Family Housing Revenue Bonds                             1.24%
State General Obligation Bonds                                  2.92%
Tax Increment/Special Assessment Bonds                          2.25%
Territorial General Obligation Bonds                            1.66%
Territorial Revenue Bonds                                       2.18%
Water & Sewer Revenue Bonds                                     2.03%
------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          7.13%
------------------------------------------------------------------------
Money Market                                                    3.84%
Variable Rate Demand Notes                                      3.29%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.03%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.03%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENTS                                      DELAWARE TAX-FREE MINNESOTA FUND
     OF NET ASSETS                              February 28, 2005 (Unaudited)

                                                       Principal     Market
                                                         Amount       Value

MUNICIPAL BONDS - 92.90%
Airport Revenue Bonds - 4.04%
  Minneapolis/St. Paul Metropolitan
    Airports Commission
    Series A 5.00% 1/1/22 (AMBAC)                     $ 3,440,000  $ 3,610,383
    Series A 5.25% 1/1/16 (MBIA)                        1,460,000    1,599,211
    Series A 5.25% 1/1/32 (FGIC)                        5,000,000    5,272,350
    Series C 5.25% 1/1/32 (FGIC)                        2,250,000    2,372,558
    Series C 5.50% 1/1/17 (FGIC)                        2,500,000    2,764,050
                                                                   -----------
                                                                    15,618,552
                                                                   -----------
City General Obligation Bonds - 0.93%
  Minneapolis Library 5.00% 12/1/25                     1,500,000    1,583,640
  St. Peter's Hospital Series A
    5.00% 9/1/24 (MBIA)                                 1,905,000    2,004,308
                                                                   -----------
                                                                     3,587,948
                                                                   -----------
Continuing Care/Retirement Revenue Bonds - 2.28%
  Bloomington Housing & Redevelopment
    Authority Housing Revenue
    (Senior Summerhouse Bloomington
    Project, Presbyterian Homes
    Housing & Assisted Living, Inc.)
    6.125% 5/1/35                                       3,420,000    3,422,565
  Minnesota Agriculture & Economic
    Development Board Revenue
    (Benedictine Health Systems)
    5.75% 2/1/29                                        1,895,000    1,906,597
  Rochester Multifamily Revenue
    (Wedum Shorewood Campus Project)
    6.60% 6/1/36                                        3,490,000    3,498,027
                                                                   -----------
                                                                     8,827,189
                                                                   -----------
Corporate Backed Revenue Bonds - 4.50%
  Cloquet Pollution Control Revenue
    (Potlatch Corp. Project) 5.90% 10/1/26              6,500,000    6,557,005
  International Falls Pollution Control Revenue
    (Boise Cascade Corp. Project)
    6.85% 12/1/29 (AMT)                                   500,000      535,330
  Sartell Environmental Improvement Revenue
    (International Paper) Series A
    5.20% 6/1/27                                        5,465,000    5,532,220
  Seaway Port Authority of Duluth Industrial
    Development Dock & Wharf Revenues
    (Cargill, Inc. Project) Series E
    6.125% 11/1/14                                      4,500,000    4,765,545
                                                                   -----------
                                                                    17,390,100
                                                                   -----------
Dedicated Tax & Fees Revenue Bonds - 1.29%
++Minneapolis Community Development
    Agency Tax Increment Revenue
    6.674% 9/1/09 (MBIA)                                5,750,000    4,984,790
                                                                   -----------
                                                                     4,984,790
                                                                   -----------
Escrowed to Maturity Bonds - 0.33%
  Southern Minnesota Municipal Power
    Agency Supply System Revenue Series B
    5.50% 1/1/15 (AMBAC)                                  990,000      999,187
  Western Minnesota Municipal Power
    Agency Supply Revenue Series A
    9.75% 1/1/16 (MBIA)                                   185,000      279,354
                                                                   -----------
                                                                     1,278,541
                                                                   -----------

                                                       Principal     Market
                                                         Amount       Value
MUNICIPAL BONDS (continued)
Higher Education Revenue Bonds - 4.84%
  Minnesota State Higher Education
    Facilities Authority Revenue
    (College of St. Benedict)
    Series 4-G 6.20% 3/1/16                            $1,000,000  $ 1,018,160
    (Hamline University)
    Series 4-1 6.00% 10/1/12                            1,250,000    1,290,375
    Series 4-1 6.00% 10/1/16                            1,790,000    1,845,436
    (St. Catherine College)
    Series 5-N1 5.25% 10/1/22                           1,500,000    1,570,140
    Series 5-N1 5.375% 10/1/32                          1,000,000    1,052,090
  University of Minnesota Series A
    5.50% 7/1/21                                        2,000,000    2,327,060
 +University of Minnesota, Inverse
    Floater ROLs Series II-R-29
    9.003% 7/1/21                                       5,250,000    6,967,117
    9.51% 7/1/18                                        1,920,000    2,637,850
                                                                   -----------
                                                                    18,708,228
                                                                   -----------
Hospital Revenue Bonds - 21.91%
  Bemidji Hospital Facilities Revenue
    (North County Health Services)
    5.00% 9/1/24 (RADIAN)                                 740,000      769,082
    6.05% 9/1/16                                          600,000      607,536
    6.05% 9/1/24                                        1,825,000    1,847,448
  Breckenridge Catholic Health Initiatives
    5.00% 5/1/30                                        2,000,000    2,069,800
  Duluth Economic Development Authority
    Health Care Facilities Revenue
    Benedictine Health System
    (St. Mary's Hospital)
    5.25% 2/15/33                                      13,500,000   13,873,679
    5.50% 2/15/23                                       1,000,000    1,054,510
  Maplewood Healthcare Facility Revenue
    (Health East Project) 5.95% 11/15/06                1,510,000    1,511,359
  Marshall Medical Center Gross Revenue
    (Weiner Memorial Medical Center Project)
    6.00% 11/1/28                                       1,000,000    1,010,230
  Minneapolis Health Care System Revenue
    (Allina Health Systems)
    Series A 5.75% 11/15/32                             9,500,000   10,091,660
    (Fairview Health Services)
    Series A 5.625% 5/15/32                            11,525,000   12,187,918
  Minnesota Agricultural & Economic
    Development Health Care System
    (Fairview Hospital) Series A
    6.375% 11/15/29                                       500,000      548,650
  Rochester Health Care Facilities Revenue
    (Mayo Foundation) Series B
    5.50% 11/15/27                                        700,000      746,445
 +Rochester Health Care Facilities Revenue
    (Mayo Foundation), Inverse Floater ROLs
    Series II-R-28 A 9.003% 11/15/27                    2,100,000    2,378,670
    Series II-R-28 B 9.003% 11/15/27                    8,375,000    9,486,363
  Shakopee Health Care Facilities Revenue
    (St. Francis Regional Medical Center)
    5.10% 9/1/25                                        2,000,000    2,046,600
    5.25% 9/1/34                                        7,000,000    7,163,030
  St. Louis Park Health Care Facilities Revenue
    (Park Nicollet Health Services)
    Series B 5.25% 7/1/30                               9,420,000    9,649,942

STATEMENTS                                   DELAWARE TAX-FREE MINNESOTA FUND
  OF NET ASSETS (CONTINUED)

                                                       Principal     Market
                                                         Amount       Value

MUNICIPAL BONDS (continued)
Hospital Revenue Bonds (continued)
  St. Paul Housing & Redevelopment
    Authority Hospital Revenue
    (Health East Project) Series A
    5.70% 11/1/15                                      $1,300,000  $ 1,306,916
    6.625% 11/1/17                                      5,285,000    5,322,206
  Washington County Housing &
    Redevelopment Authority Hospital
    Facilities Revenue (Health East Project)
    5.50% 11/15/27                                      1,000,000      963,390
                                                                   -----------
                                                                    84,635,434
                                                                   -----------
Miscellaneous Revenue Bonds - 1.65%
  Minneapolis Community Development
    Agency Supported Development Revenue
    Limited Tax (Common Bond Fund)
    Series 2A 7.125% 12/1/05                              120,000      121,350
  Minnesota Public Facilities Authority
    Water Pollution Control Revenue
    Series A 5.00% 3/1/20                               3,000,000    3,165,570
  St. Cloud Commercial Development Revenue
    (Northwest Center Association Project)
    7.50% 8/1/12                                        3,093,971    3,071,045
                                                                   -----------
                                                                     6,357,965
                                                                   -----------
Multifamily Housing Revenue Bonds - 10.03%
  Austin Housing & Redevelopment Authority
    Housing Gross Revenue
    (Courtyard Residence Project)
    Series A 7.25% 1/1/26                                 500,000      515,245
  Brooklyn Center Multifamily Housing
    Revenue
    (Ponds Family Housing Project-Section 8)
    5.90% 1/1/20                                        1,205,000    1,209,254
    (Shingle Creek) 5.40% 5/20/43)
    (GNMA) (AMT)                                        1,000,000    1,024,720
  Carver County Housing & Redevelopment
    Authority Multifamily Revenue
    (Lake Grace Apartments Project)
    Series A 6.00% 7/1/28                               1,435,000    1,452,048
  Eden Prairie Multifamily Housing Revenue
    (Tanager Creek) Series A
    8.05% 6/20/31(GNMA)                                 7,605,000    8,033,693
  Hopkins Multifamily Housing Revenue
    (Hopkins Renaissance Project-Section 8)
    6.375% 4/1/20                                       1,000,000    1,047,720
  Hutchinson Multifamily Housing Revenue
    (Evergreen Apartments Project-Section 8)
    5.75% 11/1/28                                         950,000      851,248
  Little Canada Multifamily Housing Revenue
    (Housing Alternative Development Co.
    Project) Series A
    6.10% 12/1/17                                       1,340,000    1,432,406
    6.25% 12/1/27                                       2,900,000    3,102,014
  Minneapolis Multifamily Housing Revenue
    (Grant Street Apartments Project)
    Series A 7.25% 11/1/29                                750,000      713,243
    (Seward Towers Project)
    5.00% 5/20/36 (GNMA)                                4,000,000    4,085,840

                                                       Principal     Market
                                                         Amount       Value
MUNICIPAL BONDS (continued)
Multifamily Housing Revenue Bonds (continued)
    (Sumner Field) Series A
    5.50% 11/20/26 (GNMA) (AMT)                        $1,020,000  $ 1,065,900
    (Trinity Apartments-Section 8)
    Series A 6.75% 5/1/21                               1,860,000    1,781,378
  Park Rapids Multifamily Revenue
    (The Court Apartments
    Project-Section 8) 6.30% 2/1/20                     2,930,000    2,689,740
  St. Cloud Housing & Redevelopment
    Authority Revenue (Sterling Heights
    Apartments Project)
    7.55% 4/1/39 (AMT)                                  1,000,000      981,300
  St. Louis Park Multifamily Housing Revenue
    (Knollwood Apartments Project)
    6.25% 12/1/28 (FHA)                                 3,855,000    3,961,976
  Stillwater Multifamily Housing Revenue
    (Stillwater Cottages Project)
    Series A 7.00% 11/1/27                              1,000,000      967,380
  Wadena Housing & Redevelopment
    Authority Multifamily Housing Revenue
    (Humphrey Manor East Project)
    6.00% 2/1/19                                        1,955,000    1,955,156
  Washington County Housing &
    Redevelopment Authority Governmental
    Revenue (Briar Pond) Series C
    7.25% 8/20/34                                         970,000      898,705
  Willmar Housing & Redevelopment
    Authority Multifamily Housing Revenue
    (Highland Apartments-Section 8)
    5.85% 6/1/19                                        1,010,000    1,010,000
                                                                   -----------
                                                                    38,778,966
                                                                   -----------
Municipal Lease Revenue Bonds - 2.37%
  St. Paul Port Authority Lease Revenue
    (Cedar Street Office Building Project)
    5.00% 12/1/22                                       2,500,000    2,651,825
    5.125% 12/1/27                                      1,000,000    1,057,300
    (Robert Street Office Building Project)
    Series 9 5.25% 12/1/27                                725,000      775,605
    4.75% 12/1/23                                       2,000,000    2,055,420
    5.00% 12/1/27                                       2,500,000    2,619,725
                                                                   -----------
                                                                     9,159,875
                                                                   -----------
Political Subdivision General Obligation Bonds - 3.02%
  Dakota County Capital Improvement
    Series A 4.75% 2/1/26                               1,000,000    1,021,970
  Hennepin County Regional Railroad
    Authority 5.00% 12/1/31                             4,030,000    4,142,276
  Metropolitan Council Waste Water
    Treatment Series B 5.00% 12/1/21                    1,200,000    1,292,568
  Ramsey County State Aid Series C
    5.00% 2/1/28                                        1,060,000    1,110,435
  Todd Morrison Cass & Wadena Counties
    United Hospital District
    (Lakewood Project)
    5.00% 12/1/21                                       2,000,000    2,080,540
    5.00% 12/1/34                                       1,000,000    1,008,230
    5.125% 12/1/24                                      1,000,000    1,029,410
                                                                   -----------
                                                                    11,685,429
                                                                   -----------

STATEMENTS                                      DELAWARE TAX-FREE MINNESOTA FUND
  OF NET ASSETS (CONTINUED)

                                                       Principal     Market
                                                         Amount       Value

MUNICIPAL BONDS (continued)
*Pre-Refunded Bonds - 3.43%
  Minnesota Public Facilities Authority Water
    Pollution Control Revenue Series A
    6.25% 3/1/16-05                                    $4,400,000  $ 4,401,584
  Puerto Rico Commonwealth
    Public Improvement
    Series A 5.125% 7/1/31-11                             675,000      747,590
    5.125% 7/1/30-11 (FSA)                                615,000      681,137
  Puerto Rico Electric Power Authority Power
    Revenue Series X 5.50% 7/1/25-05                    3,080,000    3,115,389
  Puerto Rico Public Buildings Authority
     Guaranteed Government Facilities
     Revenue Series D 5.25% 7/1/36-12                   2,930,000    3,240,316
  Southern Minnesota Municipal Power
     Agency Supply System Revenue
     Series A 5.75% 1/1/18-16 (MBIA)                    1,000,000    1,086,040
                                                                   -----------
                                                                    13,272,056
                                                                   -----------
Public Power Revenue Bonds - 12.12%
  Chaska Electric Revenue Series A
    6.00% 10/1/25                                       1,000,000    1,111,180
  Minnesota State Municipal Power
    Agency Series A
    5.00% 10/1/34                                       4,250,000    4,363,858
    5.125% 10/1/29                                      3,000,000    3,125,640
  Northern Minnesota Municipal Power
    Agency Electric System Revenue
  ++Series A 5.85% 1/1/09 (AMBAC)                       3,815,000    3,384,630
    Series B 4.75% 1/1/20 (AMBAC)                       2,500,000    2,580,225
  Rochester Electric Utilities Revenue
    5.25% 12/1/30                                       4,915,000    5,128,950
  Shakopee Public Utilities Commission
    Public Utilities Revenue
    5.125% 2/1/26 (MBIA)                                1,000,000    1,050,840
  Southern Minnesota Municipal Power
    Agency Supply System Revenue Series A
    5.00% 1/1/12 (AMBAC)                                1,705,000    1,868,561
    5.00% 1/1/13 (MBIA)                                 5,820,000    6,386,692
    5.25% 1/1/15 (AMBAC)                                3,410,000    3,841,024
    5.25% 1/1/16 (AMBAC)                                1,000,000    1,127,340
 +Southern Minnesota Municipal Power
    Agency Supply System Revenue,
    Inverse Floater ROLs
    Series II-R-189 5.308% 1/1/16 (AMBAC)               3,500,000    3,945,690
    Series II-R-189 8.516% 1/1/15 (AMBAC)               2,950,000    3,695,731
    Series II-R-189-1 5.054% 1/1/12 (AMBAC)             2,500,000    2,739,825
    Series II-R-189-3 8.516% 1/1/14 (AMBAC)             2,000,000    2,468,520
                                                                   -----------
                                                                    46,818,706
                                                                   -----------
School District General Obligation Bonds - 7.88%
  Bloomington Independent School
    District #271 Series B 5.00% 2/1/17                 5,300,000    5,657,909
  Cambridge Independent School
    District 911-A 4.75% 2/1/30 (MBIA)                  1,035,000    1,055,079
++Farmington Independent School
    District #192 Capital Appreciation Series B
    5.34% 2/1/21 (FSA)                                  1,500,000      671,310
    5.42% 2/1/20 (FSA)                                  1,650,000      783,090
++Lakeville Independent School District #194
    Capital Appreciation Series B
    5.45% 2/1/19 (FSA)                                  8,000,000    4,168,080

                                                       Principal      Market
                                                         Amount        Value
MUNICIPAL BONDS (continued)
School District General Obligation Bonds (continued)
  Lakeville Independent School District 194-A
    4.75% 2/1/22 (FSA)                                 $5,500,000  $ 5,707,570
++Mahtomedi Independent School
    District #832 Capital Appreciation
    Series B 5.90% 2/1/14 (MBIA)                        1,540,000    1,079,848
 +Rockford Independent School District #883,
    Inverse Floater ROLS Series II-R-30-A
    9.256% 2/1/23 (FSA)                                 3,510,000    4,202,593
++Rosemont Independent School
    District #196 Capital Appreciation
    Series B
    5.93% 4/1/11 (FSA)                                  2,600,000    2,095,834
    5.96% 4/1/12 (FSA)                                  1,850,000    1,422,484
    6.01% 4/1/13 (FSA)                                  1,915,000    1,400,995
++Sartell Independent School District #748
    Capital Appreciation Series B
    5.98% 2/1/13 (MBIA)                                   540,000      394,135
    6.10% 2/1/15 (MBIA)                                 1,075,000      706,995
    6.152% 2/1/16 (MBIA)                                1,750,000    1,095,360
                                                                   -----------
                                                                    30,441,282
                                                                   -----------
Single Family Housing Revenue Bonds - 1.24%
  Minnesota State Housing Finance Agency
    Single Family Mortgage
    Series A 5.30% 7/1/19                                 725,000      771,030
    Series B 5.35% 1/1/33 (AMT)                         2,990,000    3,048,186
    Series J 5.90% 7/1/28 (AMT)                           735,000      760,938
  St. Louis Park Residential Mortgage
    Revenue Series A
    7.25% 4/20/23 (GNMA)                                  128,000      128,084
  St. Paul Housing & Redevelopment Authority
    Single Family Mortgage Revenue
    Series C 6.90% 12/1/21 (FNMA)                         100,000      100,105
                                                                   -----------
                                                                     4,808,343
                                                                   -----------
State General Obligation Bonds - 2.92%
  Minnesota State
    5.00% 11/1/20 (FSA)                                 8,175,000    8,722,725
    5.00% 8/1/21                                        2,400,000    2,573,184
                                                                   -----------
                                                                    11,295,909
                                                                   -----------
Tax Increment/Special Assessment Bonds - 2.25%
  Minneapolis Tax Increment Revenue
    Series E 5.00% 3/1/13                               6,265,000    6,710,191
    (St. Anthony Falls Project)
    5.75% 2/1/27                                        1,000,000      993,180
  St. Paul Housing & Redevelopment
    Authority Tax Increment
    (Upper Landing Project)
    Series A 6.80% 3/1/29                               1,000,000    1,006,690
                                                                   -----------
                                                                     8,710,061
                                                                   -----------
Territorial General Obligation Bonds - 1.66%
  Puerto Rico Commonwealth Public
    Improvement Series A
    5.00% 7/1/34                                        4,500,000    4,659,390
    5.50% 7/1/19 (MBIA)                                 1,500,000    1,758,930
                                                                   -----------
                                                                     6,418,320
                                                                   -----------

STATEMENTS                                      DELAWARE TAX-FREE MINNESOTA FUND
  OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                         Amount         Value

MUNICIPAL BONDS (continued)
Territorial Revenue Bonds - 2.18%
  Puerto Rico Commonwealth Public
    Improvement (Unrefunded Balance)
    Series A
    5.125% 7/1/30 (FSA)                                $  385,000    $  406,556
    5.125% 7/1/31                                       1,325,000     1,373,124
  Puerto Rico Electric Power Authority
    Power Revenue Series OO
    5.00% 7/1/13 (CIFG)                                 5,000,000     5,513,550
  Puerto Rico Public Buildings Authority
    Guaranteed Government Facilities
    Revenue Series D (Unrefunded Balanced)
    5.25% 7/1/36                                        1,070,000     1,127,641
                                                                    -----------
                                                                      8,420,871
                                                                    -----------
Water & Sewer Revenue Bonds - 2.03%
  Minnesota Public Facilities Authority Water
    Pollution Control Revenue Series B
    4.75% 3/1/19                                        2,000,000     2,093,720
 +Minnesota Public Facilities Authority
    Water Pollution Control Revenue,
    Inverse Floater ROLs Series II-R-31
    8.496% 3/1/14                                       5,000,000     5,763,450
                                                                    -----------
                                                                      7,857,170
                                                                    -----------
TOTAL MUNICIPAL BONDS
  (cost $340,019,238)                                               359,055,735
                                                                    -----------

                                                  Number of/Principal
                                                    Shares/Amount
SHORT TERM INVESTMENTS - 7.13%
Money Market - 3.84%
  Federated Minnesota Municipal Cash Trust             14,823,970    14,823,970
                                                                   ------------
                                                                     14,823,970
                                                                   ------------
 ^Variable Rate Demand Notes - 3.29%
  Brown County Purchase Revenue Variable
    1.82% 9/1/24                                       $2,500,000     2,500,000
  Eagan Revenue Antic Notes 1.91% 5/30/12                 400,000       400,000
  Midwest Consortium of Municipal Utilities
    Series A 1.87% 1/1/25                               2,500,000     2,500,000
  Minneapolis Library 1.72% 12/1/32
    (SPA, Dexia Credit Local)                           7,300,000     7,300,000
                                                                   ------------
                                                                     12,700,000
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $27,523,970)                                                 27,523,970
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 100.03%
  (cost $367,543,208)                                               386,579,705
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.03%)                                               (126,109)
                                                                   ------------
NET ASSETS APPLICABLE TO 30,829,192 SHARES
  OUTSTANDING - 100.00%                                            $386,453,596
                                                                   ============

Net Asset Value -- Delaware Tax-Free
  Minnesota Fund Class A
  ($360,181,502 / 28,736,417 Shares)                                     $12.53
                                                                         ------
Net Asset Value -- Delaware Tax-Free
  Minnesota Fund Class B
  ($13,838,377 / 1,103,191 Shares)                                       $12.54
                                                                         ------
Net Asset Value -- Delaware Tax-Free
  Minnesota Fund Class C
  ($12,433,717 / 989,584 Shares)                                         $12.56
                                                                         ------

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 2005:
Shares of beneficial interest
  (unlimited authorization -- no par)                              $366,821,980
Undistributed net investment income                                     148,077
Accumulated net realized gain on investments                            447,042
Net unrealized appreciation of investments                           19,036,497
                                                                   ------------
Total net assets                                                   $386,453,596
                                                                   ============

 *Pre-Refunded Bonds are municipals that are generally backed or secured by U.S.
  Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

++Zero Coupon Bond. The interest rate shown is the yield at the time of purchase.

 +An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2005.

 ^Variable rate notes. The interest rate shown is the rate as of February 28, 2005.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Option Longs
SPA - Stand-by Purchase Agreement

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE MINNESOTA FUND
Net asset value Class A (A)                                              $12.53
Sales charge (4.50% of offering price) (B)                                 0.59
                                                                         ------
Offering price                                                           $13.12
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                       DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  OF OPERATIONS                  Six Months Ended February 28, 2005 (Unaudited)


                                                                     Delaware
                                                                     Tax-Free
                                                                  Minnesota Fund

INVESTMENT INCOME:
  Interest                                                           $9,711,166
                                                                     ----------
EXPENSES:
  Management fees                                                     1,029,604
  Distribution expenses -- Class A                                      437,099
  Distribution expenses -- Class B                                       70,437
  Distribution expenses -- Class C                                       55,652
  Dividend disbursing and transfer agent fees and expenses               91,747
  Reports and statements to shareholders                                 70,529
  Accounting and administration expenses                                 62,251
  Legal and professional fees                                            20,203
  Registration fees                                                      12,774
  Custodian fees                                                         10,599
  Trustees' fees                                                          9,199
  Pricing fees                                                            5,971
  Other                                                                   2,978
                                                                     ----------
                                                                      1,879,043
  Less expenses absorbed or waived                                      (35,115)
  Less waived distribution expenses -- Class A                               --
  Less expense paid indirectly                                             (134)
                                                                     ----------
  Total expenses                                                      1,843,794
                                                                     ----------
NET INVESTMENT INCOME                                                 7,867,372
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                               204,765
  Net change in unrealized appreciation/depreciation
    of investments                                                    1,815,504
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                2,020,269
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $9,887,641
                                                                     ==========
See accompanying notes

STATEMENTS                              DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  OF CHANGES IN NET ASSETS

                                                                           Delaware Tax-Free
                                                                             Minnesota Fund
                                                                       Six Months          Year
                                                                         Ended             Ended
                                                                        2/28/05           8/31/04
                                                                      (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                             $  7,867,372       $ 17,290,044
  Net realized gain (loss) on investments                                204,765          5,046,477
  Net change in unrealized appreciation/depreciation of
    investments                                                        1,815,504          4,850,725
                                                                    ------------       ------------
  Net increase in net assets resulting from operations                 9,887,641         27,187,246
                                                                    ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income:
    Class A                                                           (7,425,432)       (16,553,657)
    Class B                                                             (246,138)          (624,474)
    Class C                                                             (194,015)          (422,143)

  Net realized gain on investments:
    Class A                                                           (4,220,929)        (4,548,007)
    Class B                                                             (174,978)          (220,980)
    Class C                                                             (135,698)          (133,256)
                                                                    ------------       ------------
                                                                     (12,397,190)       (22,502,517)
                                                                    ------------       ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                           20,303,534         26,453,454
    Class B                                                              651,854          1,295,770
    Class C                                                            2,372,879          1,853,246

  Net asset value of shares issued upon reinvestment of
    dividends and distributions:
    Class A                                                            7,941,870         13,786,349
    Class B                                                              287,924            583,309
    Class C                                                              267,198            429,799
                                                                    ------------       ------------
                                                                      31,825,259         44,401,927
                                                                    ------------       ------------
  Cost of shares repurchased:
    Class A                                                          (13,730,154)       (36,602,634)
    Class B                                                           (1,592,654)        (3,906,516)
    Class C                                                             (938,417)        (1,762,841)
                                                                    ------------       ------------
                                                                     (16,261,225)       (42,271,991)
                                                                    ------------       ------------
Increase (decrease) in net assets derived from capital
  share transactions                                                  15,564,034          2,129,936
                                                                    ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS                                 13,054,485          6,814,665

NET ASSETS:
  Beginning of period                                                373,399,111        366,584,446
                                                                    ------------       ------------
  End of period(1)                                                  $386,453,596       $373,399,111
                                                                    ============       ============
  (1)Undistributed (distributions in excess of) net
       investment income                                                $148,077           ($22,418)

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Tax-Free Minnesota Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                             Year Ended
                                                             2/28/05(1)   8/31/04     8/31/03     8/31/02(3)    8/31/01     8/31/00
                                                            (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $12.620     $12.450      $12.610     $12.570      $12.120     $12.230

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.265       0.590        0.622       0.634        0.615       0.617
Net realized and unrealized gain (loss) on investments          0.063       0.348       (0.148)      0.037        0.450      (0.110)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.328       0.938        0.474       0.671        1.065       0.507
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.265)     (0.600)      (0.625)     (0.631)      (0.615)     (0.617)
Net realized gain on investments                               (0.153)     (0.168)      (0.009)         --           --          --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.418)     (0.768)      (0.634)     (0.631)      (0.615)     (0.617)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $12.530     $12.620      $12.450     $12.610      $12.570     $12.120
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 2.64%       7.72%        3.80%       5.54%        9.02%       4.39%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $360,182    $348,000     $340,029    $356,522     $363,033    $355,573
Ratio of expenses to average net assets                         0.93%       0.94%        0.97%       0.98%        1.00%       1.01%
Ratio of expenses to average net assets prior to
  expense limitation and expense paid indirectly                0.95%       0.94%        0.97%       0.98%        1.00%       1.06%
Ratio of net investment income to average net assets            4.25%       4.68%        4.90%       5.11%        5.00%       5.20%
Ratio of net investment income to average net assets prior
  to expense limitation and expense paid indirectly             4.23%       4.68%        4.90%       5.11%        5.00%       5.15%
Portfolio turnover                                                11%         25%          27%         13%          10%         35%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.003, a decrease in net realized and unrealized gain (loss) per share of $0.003, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Tax-Free Minnesota Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03    8/31/02(3)    8/31/01     8/31/00
                                                            (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $12.630     $12.460      $12.620     $12.580      $12.120     $12.240

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.219       0.496        0.529       0.540        0.523       0.525
Net realized and unrealized gain (loss) on investments          0.063       0.348       (0.150)      0.037        0.460      (0.120)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.282       0.844        0.379       0.577        0.983       0.405
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.219)     (0.506)      (0.530)     (0.537)      (0.523)     (0.525)
Net realized gain on investments                               (0.153)     (0.168)      (0.009)         --           --          --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.372)     (0.674)      (0.539)     (0.537)      (0.523)     (0.525)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $12.540     $12.630      $12.460     $12.620      $12.580     $12.120
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 2.26%       6.91%        3.02%       4.75%        8.29%       3.50%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $13,838     $14,588      $16,394     $17,043      $15,927     $13,412
Ratio of expenses to average net assets                         1.68%       1.69%        1.72%       1.73%        1.75%       1.76%
Ratio of expenses to average net assets prior to expense
  limitation and expense paid indirectly                        1.70%       1.69%        1.72%       1.73%        1.75%       1.81%
Ratio of net investment income to average net assets            3.50%       3.93%        4.15%       4.36%        4.25%       4.45%
Ratio of net investment income to average net assets prior
  to expense limitation and expense paid indirectly             3.48%       3.93%        4.15%       4.36%        4.25%       4.40%
Portfolio turnover                                                11%         25%          27%         13%          10%         35%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.003, a decrease in net realized and unrealized gain (loss) per share of $0.003, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Tax-Free Minnesota Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             2/28/05(1)   8/31/04      8/31/03    8/31/02(3)    8/31/01     8/31/00
                                                            (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $12.650     $12.480      $12.640     $12.590      $12.140     $12.250

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.219       0.495        0.529       0.540        0.523       0.527
Net realized and unrealized gain (loss) on investments          0.063       0.348       (0.151)      0.047        0.450      (0.110)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.282       0.843        0.378       0.587        0.973       0.417
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.219)     (0.505)      (0.529)     (0.537)      (0.523)     (0.527)
Net realized gain on investments                               (0.153)     (0.168)      (0.009)         --           --          --
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.372)     (0.673)      (0.538)     (0.537)      (0.523)     (0.527)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $12.560     $12.650      $12.480     $12.640      $12.590     $12.140
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 2.25%       6.90%        3.01%       4.82%        8.20%       3.60%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $12,434     $10,811      $10,161      $7,682       $6,042      $6,156
Ratio of expenses to average net assets                         1.68%       1.69%        1.72%       1.73%        1.75%       1.76%
Ratio of expenses to average net assets prior to expense
  limitation and expense paid indirectly                        1.70%       1.69%        1.72%       1.73%        1.75%       1.81%
Ratio of net investment income to average net assets            3.50%       3.93%        4.15%       4.36%        4.25%       4.45%
Ratio of net investment income to average net assets prior
  to expense limitation and expense paid indirectly             3.48%       3.93%        4.15%       4.36%        4.25%       4.40%
Portfolio turnover                                                11%         25%          27%         13%          10%         35%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.003, a decrease in net realized and unrealized gain (loss) per share of $0.003, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

NOTES                                   DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS               February 28, 2005 (Unaudited)

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Insured Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Tax Free Funds (the "Trust") is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax Free Funds (the "Trust") is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Intermediate Fund. These financial statements and related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a "Fund" or, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and that declines from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund, depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Insured Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and from the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly." The amount of this expense for the six months ended February 28, 2005 were as follows:
                        Delaware Tax-Free
                         Minnesota Fund
                        -----------------
  Earnings credits            $134

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                        Delaware Tax-Free
                                                          Minnesota Fund
                                                        -----------------
  On the first $500 million                                  0.550%
  On the next $500 million                                   0.500%
  On the next $1.5 billion                                   0.450%
  In excess of $2.5 billion                                  0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets as shown below:

                                                        Delaware Tax-Free
                                                         Minnesota Fund
                                                        -----------------
  The operating expense limitation
    as a percentage of average daily
    net assets (per annum)                                   0.75%
  Expiration date                                           10/31/04
  Effective November 1, 2004,
    the operating expense limitation
    as a percentage of average daily
    net assets (per annum)                                   0.69%
  Expiration date                                           12/29/05

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares for all Funds. DDLP has contracted to waive distribution and service fees through December 29, 2005 in order to prevent distribution and service fees of Class A from exceeding 0.15% of the average daily net assets for Delaware Tax-Free Minnesota Intermediate Fund.

At February 28, 2005, the Funds had liabilities payable to affiliates as follows:
                                                        Delaware Tax-Free
                                                          Minnesota Fund
                                                        -----------------
  Investment management
    fee payable to DMC                                      $127,902
  Dividend disbursing,
    transfer agent fees,
    accounting and administration fees
    and other expenses payable to DSC                         26,436
  Other expenses payable to
    DMC and affiliates*                                      105,707

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal services expenses, including internal legal services provided to each Fund by DMC employees. For the six months ended February 28, 2005, each Fund was charged internal legal services provided by DMC as follows:

                                                        Delaware Tax-Free
                                                          Minnesota Fund
                                                        -----------------
                                                              $9,335

NOTES                                   DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

For the six months ended February 28, 2005, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                                        Delaware Tax-Free
                                                         Minnesota Fund
                                                        -----------------
                                                            $32,475

Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

3. INVESTMENTS
For the six months ended February 28, 2005, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                        Delaware Tax-Free
                                                         Minnesota Fund
                                                         --------------
   Purchases                                               $33,777,581
   Sales                                                    19,647,767


At February 28, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                        Delaware Tax-Free
                                                         Minnesota Fund
                                                        -----------------
  Cost of investments                                     $367,279,674
                                                          ============
  Aggregate unrealized appreciation                       $ 19,941,146
  Aggregate unrealized depreciation                           (641,115)
                                                          ------------
  Net unrealized appreciation                             $ 19,300,031
                                                          ============


4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2005 and the year ended August 31, 2004 was as follows:

                                                        Delaware Tax-Free
                                                          Minnesota Fund
                                                        -----------------
  SIX MONTHS ENDED 2/28/05*
  -------------------------
  Tax-exempt income                                         $7,865,585
  Long-term capital gain                                     4,531,605
                                                           -----------
  Total                                                    $12,397,190
                                                           ===========

  YEAR ENDED 8/31/04
  ------------------
  Tax-exempt income                                        $17,303,423
  Ordinary income                                              326,031
  Long-term capital gain                                     4,873,063
                                                           -----------
  Total                                                    $22,502,517
                                                           ===========

*Tax information for the six months ended February 28, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

NOTES                                   DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of February 28, 2005, the estimated components of net assets on a tax basis were as follows:

                                                        Delaware Tax-Free
                                                         Minnesota Fund
                                                        -----------------
  Shares of beneficial interest                           $366,821,980
  Undistributed tax-exempt income                              148,077
  Distributions in excess of ordinary income                        --
  Undistributed long-term capital gain                         183,508
  Net realized capital loss on investments                          --
  Capital loss carryforwards                                        --
  Unrealized appreciation of investments                    19,300,031
                                                          ------------
  Net assets                                              $386,453,596
                                                          ============

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended February 28, 2005, each Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of market discounts and premiums on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.


                                                        Delaware Tax-Free
                                                         Minnesota Fund
                                                        -----------------
  Undistributed net investment
    income (loss)                                           $168,708
  Accumulated realized gain (loss)                          (168,708)

NOTES                                   DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)


5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                                           Delaware Tax-Free
                                                                             Minnesota Fund
                                                                         -----------------------
                                                                          Six Months     Year
                                                                           Ended         Ended
                                                                          2/28/05       8/31/04
  Shares sold:
    Class A                                                              1,615,449     2,097,640
    Class B                                                                 51,751       103,001
    Class C                                                                187,861       146,758

  Shares issued upon reinvestment of dividends and distributions:
    Class A                                                                632,990     1,095,629
    Class B                                                                 22,942        46,297
    Class C                                                                 21,257        34,090
                                                                        ----------    ----------
                                                                         2,532,250     3,523,415
                                                                        ----------    ----------
  Shares repurchased:
    Class A                                                             (1,091,474)   (2,924,388)
    Class B                                                               (126,745)     (309,880)
    Class C                                                                (74,323)     (140,433)
                                                                        ----------    ----------
                                                                        (1,292,542)   (3,374,701)
                                                                        ----------    ----------
  Net increase (decrease)                                                1,239,708       148,714
                                                                        ==========    ==========


For the six months ended February 28, 2005 and the year ended August 31, 2004, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets.

                                                      Six Months                         Ended Year Ended
                                                        2/28/05                              8/31/04
                                            -------------------------------    ---------------------------------
                                            Class B     Class A                 Class B     Class A
                                            shares      shares       Value      shares      shares       Value
                                            -------     --------   --------     -------     --------  ----------
  Delaware Tax-Free Minnesota Fund          48,780      48,818     $613,674     129,441     129,542   $1,644,607


NOTES                                   DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

6. PROXY RESULTS
The shareholders of Voyageur Mutual Funds, Voyageur Insured Funds, Voyageur Tax Free Funds and Voyageur Intermediate Tax Free Funds (each, the "Trust") voted on the following proposals (as applicable) at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for each of the Trusts.


                                       VOYAGEUR TAX FREE FUNDS
                                -----------------------------------------
                                                        SHARES VOTED
                                SHARES VOTED FOR      WITHHELD AUTHORITY
-------------------------------------------------------------------------
Thomas L. Bennett                18,586,436.738          608,860.670
-------------------------------------------------------------------------
Jude T. Driscoll                 18,587,461.058          607,836.350
-------------------------------------------------------------------------
John A. Fry                      18,585,558.201          609,739.207
-------------------------------------------------------------------------
Anthony D. Knerr                 18,583,231.072          612,066.336
-------------------------------------------------------------------------
Lucinda S. Landreth              18,602,679.414          492,617.994
-------------------------------------------------------------------------
Ann R. Leven                     18,594,412.969          600,884.739
-------------------------------------------------------------------------
Thomas F. Madison                18,543,027.456          652,269.952
-------------------------------------------------------------------------
Janet L. Yeomans                 18,604,510.673          590,786.735
-------------------------------------------------------------------------
J. Richard Zecher                18,579,609.373          615,688.035
-------------------------------------------------------------------------

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of each Trust will be able to hire and replace subadvisers without shareholder approval.

                                                    FOR             AGAINST         ABSTAIN
                                                    ---             -------         -------
Delaware Tax-Free Minnesota Fund              13,828,178.393      986,583.099     780,996.916

NOTES                                   DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)


7. LINE OF CREDIT
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2005 or at any time during the period.

8. CREDIT AND MARKET RISK
The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

9. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
---------------------------------------
A member of Lincoln Financial Group (R)


This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies for each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                          AFFILIATED OFFICERS                          CONTACT INFORMATION
JUDE T. DRISCOLL                           MICHAEL P. BISHOF                            INVESTMENT MANAGER
Chairman                                   Senior Vice President and                    Delaware Management Company
Delaware Investments Family of Funds       Chief Financial Officer                      Philadelphia, PA
Philadelphia, PA                           Delaware Investments Family of Funds
                                           Philadelphia, PA                             NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                       Delaware Distributors, L.P.
Private Investor                           RICHELLE S. MAESTRO                          Philadelphia, PA
Rosemont, PA                               Executive Vice President,
                                           Chief Legal Officer and Secretary            SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                                Delaware Investments Family of Funds         DISBURSING AND TRANSFER AGENT
President                                  Philadelphia, PA                             Delaware Service Company, Inc.
Franklin & Marshall College                                                             2005 Market Street
Lancaster, PA                              JOHN J. O'CONNOR                             Philadelphia, PA 19103-7094
                                           Senior Vice President and Treasurer
ANTHONY D. KNERR                           Delaware Investments Family of Funds         FOR SHAREHOLDERS
Managing Director                          Philadelphia, PA                             800 523-1918
Anthony Knerr & Associates
New York, NY                                                                            FOR SECURITIES DEALERS AND FINANCIAL
                                                                                        INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                                     800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                          WEB SITE
Philadelphia, PA                                                                        www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(9720)                                                       Printed in the USA
SA-MNALL [2/05] IVES 4/05                                                J10079

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR TAX FREE FUNDS


         Jude T. Driscoll
--------------------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    May 2, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
--------------------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    May 2, 2005


         Michael P. Bishof
--------------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    May 2, 2005